Average Annual Total Returns - Retail - Vanguard Industrials Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced US IMI/Industrials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	30.16%	9.57%	13.48%	29.61%	9.10%	13.08%	18.20%	7.50%	11.27%	30.28%	9.65%	13.61%	30.28%	9.65%		31.09%	11.27%	13.48%	30.28%	9.65%	13.61%